S000101030 [Member] Expense Example - AB Municipal Income Shares N - AB Municipal Income Shares N	Jan. 26, 2026 USD ($) [1]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 32

[1]	The Examples do not include any fees paid at the wrap fee program or fee‑based account level.